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                   STRATEGIC PARTNERS ASSET ALLOCATION FUNDS
                             100 Mulberry Street
                           Newark, New Jersey 07102


                                                                  August 2, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

     RE:  STRATEGIC PARTNERS ASSET ALLOCATION FUNDS:  FORM N-1A
          POST-EFFECTIVE AMENDMENT NO. 11 TO THE REGISTRATION
          STATEMENT UNDER THE SECURITIES ACT OF 1933;
          AMENDMENT NO. 11 TO THE REGISTRATION STATEMENT UNDER
          THE INVESTMENT COMPANY ACT OF 1940
          SECURITIES ACT REGISTRATION NO. 333-60561
          INVESTMENT COMPANY ACT NO. 811-08915

Commissioners:

     On behalf of Strategic Partners Asset Allocation Funds (the "Trust"), pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), we enclose herewith for filing Post-Effective Amendment No. 11 to the Registration Statement under the 1933 Act and Amendment No. 11 to the Registration Statement under the 1940 Act (the "Amendment"). The Amendment has been marked to indicate changes from the Trust's previous post-effective amendment.

     The enclosed filing is being made pursuant to Rule 485(a) under the 1933 Act. Registrant intends to file a subsequent Post-Effective Amendment on or before October 1, 2004 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, information permitted under the 1933 Act, and information responsive to any comments by the staff of the Securities and Exchange Commission (the "Staff").

The Amendment is being filed in order to add three (3) new share classes to each of the investment series of the Trust. The new share classes have been designated Class M, Class X and Class R shares. The disclosure contained in the Amendment for Class R shares is substantially similar to that included in the current prospectus and statement of additional information of Jennison Small Company Fund, Inc. (Registration Nos. 2-68723 and 811-3084) and Jennison 20/20 Focus Fund (Registration Nos. 333-43491 and 811-08687), each of which filed a post-effective amendment to their respective


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registration statements to reflect the addition of Class R shares. The other changes in the amendment reflect updated information or changes we do not believe to be material.

     If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance whatsoever in facilitating the Staff's review, please contact me at 973-367-1495. Thank you for your assistance in this matter.


                                       Sincerely yours,

                                       /s/ Lori E. Bostrom
                                       -------------------
                                       Lori E. Bostrom
                                       Secretary of the Trust


cc:  Randolph Koch, Esq.


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